Cover	Oct. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2023
Current Fiscal Year End Date	--09-30
Entity File Number	333-191083
Entity Registrant Name	ACTAVIA LIFE SCIENCES, INC.
Entity Central Index Key	0001582249
Entity Tax Identification Number	39-2080103
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5 Penn Plaza
Entity Address, Address Line Two	19th Floor
Entity Address, Address Line Three	#1954
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	396-4087
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false